Other Stock-Related Information (Stock Option Activity - Narratives) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.26%	2.506%	1.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		3.14%	4.00%	4.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		26.00%	28.00%	29.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 360	$ 392	$ 265
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		739
Stock or Unit Option Plan Expense		215	231	220
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		439	490	355
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		$ 118	$ 128	$ 88
Share Based Compensation Arrangement By Share Based Payment Award FairValue Assumptions Expected Lives
Stock Option [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.26	$ 4.52	$ 3.8
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options	$ 185
Expected Term Of Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions		P02Y
Employee Service Share Based Compensation Nonvested Awards Compensation Cost Not Yet Recognized Period For Recognition		P01Y06M